Basis of Presentation	6 Months Ended
Jun. 30, 2022
Disclosure of Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Basis of Presentation and Statement of Compliance

These condensed interim financial statements, including comparatives, have been prepared in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting” using accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and International Financial Reporting Interpretations Committee (“IFRIC”). These condensed interim financial statements do not include all of the information required of a full set of annual financial statements and are intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in financial position and performance of the Company since the end of the last annual reporting period. It is therefore recommended that these condensed interim financial statements be read in conjunction with the annual financial statements of the Company for the year ended December 31, 2021 and notes thereto contained in the Company’s Form 20-F.

These condensed interim financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these condensed interim financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The condensed interim financial statements were authorized for issuance by the Audit Committee of the Board of Directors on September 1, 2022.

New Accounting Standards

Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied

●	In February 2021, the International Accounting Standards Board issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. The amendments will require the disclosure of material accounting policy information rather than disclosing significant accounting policies and clarify how to distinguish changes in accounting policies from changes in accounting estimates. We are currently assessing the impacts of the amended standards, but do not expect that our financial disclosure will be materially affected by the application of the amendments.

●	In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Based upon our current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the amended standard.